Income Taxes (Tables)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of net deferred tax assets
	Year Ended December 31,
	2020	2019
Deferred tax assets
Stock compensation	$64	$12
Accruals and other	4,151	1,060
Debt discount	483	—
Royalty liability	2,272	—
Net operating loss carryforwards	51,918	44,641
Tax credits	6,774	6,774
Total deferred tax assets	65,662	52,487
Less: valuation allowance	(65,662)	(52,487)
Deferred tax assets, net	$—	$—

Schedule of federal income tax rate to the Company’s effective tax rate
	Year Ended December 31,
	2020		2019
Income at U.S. statutory rate	$912	21.00%	$(8,746)	21.00%
State taxes, net of federal benefit	(1,583)	-36.45%	(1,171)	2.81%
Change in fair value	(14,047)	-323.39%	—	0.00%
Interest expense	1,410	32.46%	5,009	-12.03%
Stock compensation	127	2.93%	1,139	-2.73%
Permanent differences	6	0.13%	3	-0.01%
Valuation allowance	13,175	303.32%	3,561	-8.55%
Other	—	0.00%	205	-0.49%
	$—	0.00%	$—	0.00%

Schedule of company’s valuation allowance
	Year Ended December 31,
	2020	2019
Valuation allowance at beginning of year	$52,487	$48,926
Increases recorded to income tax provision	13,175	3,561
Valuation allowance at the end of year	$65,662	$52,487

Blue Water Acquisition Corp [Member]
Income Taxes (Tables) [Line Items]
Schedule of income tax provision (benefit)
Current
Federal	$-
State	-
Deferred
Federal	(661,587)
State	(236,281)
Valuation allowance	897,868
Income tax provision	$-

Schedule of net deferred tax assets
Deferred tax assets:
Start-up/Organization costs	$848,805
Net operating loss carryforwards	49,063
Total deferred tax assets	897,868
Valuation allowance	(897,868)
Deferred tax asset, net of allowance	$-

Schedule of federal income tax rate to the Company’s effective tax rate
Statutory Federal income tax rate	21.0%
State income taxes	7.5%
Change in fair value of warrants	(4.1)%
Issuance costs - warrants	(2.9)%
Change in Valuation Allowance	(21.5)%
Income Taxes Benefit	0.0%